Label	Element	Value
AllianzGI Emerging Markets Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	AllianzGI Emerging Markets Opportunities Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The Fund seeks maximum long-term capital appreciation.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. In addition to the fees and expenses described below, you may also be required to pay brokerage commissions on purchases and sales of the Class P shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz. More information about these and other discounts is available in the “Classes of Shares” section beginning on page 97 of the Fund’s prospectus or from your financial advisor. In addition, if you purchase shares through a specific intermediary, you may be subject to different sales charges including reductions in or waivers of such charges. More information about these intermediary-specific sales charge variations is available in Appendix A to the Fund’s prospectus (“Intermediary Sales Charge Discounts and Waivers”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). The Fund’s portfolio turnover rate for the fiscal year ended June 30, 2020 was 83% of the average value of its portfolio. High levels of portfolio turnover may indicate higher transaction costs and may result in higher taxes for you if your Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Examples above, can adversely affect the Fund’s investment performance.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	83.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund’s prospectus, in part, because the Ratio of Expenses to Average Net Asset in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Examples.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Examples are intended to help you compare the cost of investing in shares of the Fund with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, your investment has a 5% return each year, and the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions whether you redeem your shares at the end of each period or do not redeem your shares. The Examples are based, for the first year, on Total Annual Fund Operating Expenses After Expense Reductions and, for all other periods, on Total Annual Fund Operating Expenses.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Example: Assuming you redeem your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Example: Assuming you do not redeem your shares
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in securities of companies that are tied economically to countries with emerging securities markets—that is, countries with securities markets that are, in the opinion of the portfolio managers, less sophisticated than more developed markets in terms of participation by investors, analyst coverage, liquidity and/or regulation. The Fund will normally invest primarily in companies located in the countries represented in the Fund’s benchmark, the MSCI Emerging Markets Index (“Emerging Market Countries”), and have exposure to at least 5 Emerging Market Countries. The Fund may invest a substantial portion of its assets in equity securities of companies located in China. The portfolio managers seek to invest in emerging markets equities which they believe are benefiting from change not yet fully reflected in the market. Members of the portfolio management team believe that behavioral biases of investors contribute to market inefficiencies. Their quantitative investment process begins with a proprietary investment-return forecasting model which combines behavioral factors (which seek to capitalize on human behavioral biases (i.e., systematic tendencies) from financial analysts, company management and investors), with intrinsic and valuation factors (which are expected to provide tangible measures of a company’s true worth). The portfolio managers integrate this multi-factor approach with a proprietary risk model to form the basis of portfolio construction, with constraints at the individual security, country and industry levels to manage exposures relative to the benchmark. Additionally, all investment recommendations are thoroughly vetted on an individual company level to confirm the investment rationale and suitability before a purchase or sale. The Fund normally invests primarily in common stocks, either directly or indirectly through depositary receipts. In addition to common stocks, equity securities in which the Fund may invest include, without limitation, preferred stocks, convertible securities and warrants. The Fund may invest in issuers of any size market capitalization, including smaller capitalization companies. The Fund may utilize foreign currency exchange contracts, options, stock index futures contracts and other derivative instruments. The Fund may also use participatory notes (“P-Notes”) or other equity-linked notes to gain exposure to issuers in certain countries. Although the Fund did not invest significantly in derivative instruments as of the most recent fiscal year end, it may do so at any time.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The principal risks of investing in the Fund, which could adversely affect its net asset value, yield and total return, are (in alphabetical order after the first seven risks):

Market Risk:  The Fund will be affected by factors influencing the U.S. or global economies and securities markets or relevant industries or sectors within them.

Issuer Risk:  The Fund will be affected by factors specific to the issuers of securities and other instruments in which the Fund invests, including actual or perceived changes in the financial condition or business prospects of such issuers.

Equity Securities Risk:  Equity securities may react more strongly to changes in an issuer’s financial condition or prospects than other securities of the same issuer.

Non-U.S. Investment Risk:  Non-U.S. securities markets and issuers may be more volatile, smaller, less liquid, less transparent and subject to less oversight, particularly in emerging markets.

Emerging Markets Risk:  Non-U.S. investment risk may be particularly high to the extent that the Fund invests in emerging market securities. These securities may present market, credit, currency, liquidity, legal, political, technical and other risks different from, or greater than, the risks of investing in developed countries.

Focused Investment Risk:  To the extent the Fund focuses its investments on a limited number of issuers, sectors, industries or geographic regions, it may be subject to increased risk and volatility.

Smaller Company Risk:  Securities issued by smaller companies may be more volatile and present increased liquidity risk relative to securities issued by larger companies.

China-Related Risk:  Because the Fund may invest a substantial portion of its assets in equity securities of companies located in China, it is particularly affected by events or factors relating to China, which may increase risk and volatility.

Credit and Counterparty Risk:  An issuer or counterparty may default on obligations.

Currency Risk:  The values of non-U.S. securities may fluctuate with currency exchange rates and exposure to non-U.S. currencies may subject the Fund to the risk that those currencies will decline in value relative to the U.S. dollar.

Derivatives Risk:  Derivative instruments are complex, have different characteristics than their underlying assets and are subject to additional risks, including leverage, liquidity and valuation.

Leveraging Risk:  Instruments and transactions that constitute leverage magnify gains or losses and increase volatility.

Liquidity Risk:  To the extent the Fund invests in less liquid securities or the level of liquidity in a particular market is constrained, the lack of an active market for investments may cause delay in disposition or force a sale below fair value.

Management Risk:  The Fund will be affected by the allocation determinations, investment decisions and techniques of the Fund’s management.

Turnover Risk:  High levels of portfolio turnover increase transaction costs and taxes and may lower investment performance.

Please see “Summary of Principal Risks” in the Fund’s prospectus for a more detailed description of the Fund’s risks. It is possible to lose money on an investment in the Fund. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds. The bar chart and the information to its right show performance of the Fund’s Institutional Class shares. Other share classes would have different performance due to the different expenses they bear. Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads). For periods prior to the inception date of a share class, performance information shown for such class may be based on the performance of an older class of shares that dates back to the Fund’s inception, as adjusted to reflect fees and expenses paid by the newer class. Similarly, for periods prior to a reorganization of the Fund, in which a predecessor fund was merged into the Fund, the performance information is based on the performance of the predecessor fund, adjusted to reflect fees and expenses paid by the particular share class of the Fund. These adjustments generally result in estimated performance results that are different from the actual results of the predecessor class and/or the predecessor fund, due to differing levels of fees and expenses paid. Details regarding the calculation of the Fund’s class-by-class performance, including a discussion of any performance adjustments, are provided under “Additional Performance Information” in the Fund’s prospectus and SAI. Past performance, before and after taxes, is not necessarily predictive of future performance. Visit us.allianzgi.com for more current performance information.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below provides some indication of the risks of investing in the Fund by showing changes in its total return from year to year and by comparing the Fund’s average annual total returns with those of a broad-based market index and a performance average of similar mutual funds.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	us.allianzgi.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, before and after taxes, is not necessarily predictive of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns — Institutional Class
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

More Recent Return Information
1/1/20–6/30/20	-8.86%

Highest and Lowest Quarter Returns
(for periods shown in the bar chart)
Highest 07/01/2010–09/30/2010	20.63%
Lowest 07/01/2011–09/30/2011	-24.63%

Year to Date Return, Label	rr_YearToDateReturnLabel	More Recent Return Information
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2020
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(8.86%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.63%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.63%)
Performance Table Does Reflect Sales Loads	rr_PerformanceTableDoesReflectSalesLoads	Performance in the Average Annual Total Returns table reflects the impact of sales charges (loads).
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are estimated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns are not relevant to investors who hold Fund shares through tax-advantaged arrangements such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period. After-tax returns are for Institutional Class shares only. After-tax returns for other share classes will vary.

Average Annual Return, Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for periods ended 12/31/19)
AllianzGI Emerging Markets Opportunities Fund | MSCI Emerging Markets Index (returns reflect no deduction for fees or expenses but are net of dividend tax withholding)
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.42%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.61%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.68%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.83%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
AllianzGI Emerging Markets Opportunities Fund | Lipper Emerging Markets Funds Average
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.02%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.89%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.51%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
AllianzGI Emerging Markets Opportunities Fund | A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.65%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.30%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of eligible funds that are part of the family of mutual funds sponsored by Allianz.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	675
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,009
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,367
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,369
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	675
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,009
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,367
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,369
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.77%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.72%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.09%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.28%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
AllianzGI Emerging Markets Opportunities Fund | C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.40%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	2.05%	[3]
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	715
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,249
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,710
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	715
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,249
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,710
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.12%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.91%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.86%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
AllianzGI Emerging Markets Opportunities Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.30%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	378
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	679
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,537
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	97
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	378
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	679
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,537
Annual Return 2010	rr_AnnualReturn2010	21.30%
Annual Return 2011	rr_AnnualReturn2011	(18.50%)
Annual Return 2012	rr_AnnualReturn2012	21.12%
Annual Return 2013	rr_AnnualReturn2013	(0.47%)
Annual Return 2014	rr_AnnualReturn2014	1.47%
Annual Return 2015	rr_AnnualReturn2015	(15.04%)
Annual Return 2016	rr_AnnualReturn2016	6.84%
Annual Return 2017	rr_AnnualReturn2017	38.36%
Annual Return 2018	rr_AnnualReturn2018	(16.62%)
Annual Return 2019	rr_AnnualReturn2019	17.66%
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.66%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.26%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.07%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
AllianzGI Emerging Markets Opportunities Fund | Institutional | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.42%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.33%
AllianzGI Emerging Markets Opportunities Fund | Institutional | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.45%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.88%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.34%
AllianzGI Emerging Markets Opportunities Fund | R6
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.20%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.25%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	0.90%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 92
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	653
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,480
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	92
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	653
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,480
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.31%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.12%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.15%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004
AllianzGI Emerging Markets Opportunities Fund | P
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Contingent Deferred Sales Charge (CDSC) (Load) (as a percentage of the lower of original purchase price or NAV)	rr_MaximumDeferredSalesChargeOverOther	none	[1]
Management Fees	rr_ManagementFeesOverAssets	1.35%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.04%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.40%	[2]
Expense Reductions	rr_FeeWaiverOrReimbursementOverAssets	(0.35%)	[3]
Total Annual Fund Operating Expenses After Expense Reductions	rr_NetExpensesOverAssets	1.05%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 107
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	409
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	732
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,649
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	107
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	409
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	732
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,649
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.53%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.15%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 27, 2004

[1]	For Class A shares, the CDSC is imposed only in certain circumstances where shares are purchased without a front-end sales charge at the time of purchase. For Class C shares, the CDSC is imposed only on shares redeemed in the first year.
[2]	Total Annual Fund Operating Expenses do not match the Ratio of Expenses to Average Net Assets of the Fund as set forth in the Financial Highlights table of the Fund's prospectus, in part, because the Ratio of Expenses to Average Net Asset in the prospectus reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.
[3]	Allianz Global Investors U.S. LLC ("AllianzGI U.S.") has contractually agreed to observe, through August 31, 2021, (i) an irrevocable waiver of a portion of its advisory fees ("Management Fees" in the table above consist of administration fees and advisory fees paid to AllianzGI U.S.), which reduces the contractual fee rate by 0.20%, and (ii) an irrevocable waiver of a portion of its administration fees, which reduces the contractual fee rate by 0.15%.